Filed with the Securities and Exchange Commission on April 30, 2010

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	377	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	378	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 30, 2010 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 377 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended December 31, 2009 for one series of the Trust: Jordan Opportunity Fund.

THE FUND SEEKS CAPITAL APPRECIATION

                                 PROSPECTUS

Ticker Symbol: JORDX

April 30, 2010

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY SECTION	1

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES & RISKS	5

Investment Objective	5

Principal Investment Strategies	5

Principal Investment Risks	6

Disclosure of Portfolio Holdings	8

MANAGEMENT	9

The Trust	9

The Adviser	9

The Sub-Adviser	9

The Portfolio Manager	9

Other Service Providers	10

Fund Expenses	10

Additional Payments to Financial Intermediaries	10

YOUR ACCOUNT	11

How to Contact the Fund	11

General Information	11

When and How NAV is Determined	11

How to Buy Shares	12

How to Sell Shares	15

Account and Transaction Policies	17

OTHER INFORMATION	20

Distributions	20

Taxes	20

Index Description	21

FINANCIAL HIGHLIGHTS	22

PRIVACY POLICY	INSIDE BACK COVER

SUMMARY SECTION

Investment Objective

Jordan Opportunity Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.42%
Acquired Fund Fees and Expenses (1)	0.05%
Total Annual Fund Operating Expenses	1.47%

(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s total annual fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$150	$465	$803	$1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 336% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in companies that Hellman, Jordan Management Co., Inc. (the “Sub-Adviser”) believes are experiencing or will experience earnings growth.  The Fund is non-diversified and invests primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.  At any given time the Fund may have more than 25% of its assets in any one of the following sectors—consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology or telecommunications services.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”).  The Fund may invest from time to time in emerging markets through ADRs.  The Fund will not invest more than 35% of its total assets in debt securities such as government or corporate bonds, including direct and indirect obligations of the U.S. Government.  As part of its holdings in fixed-income securities, the Fund may also invest up to 25% of its assets in non-investment grade debt securities of U.S. issuers, otherwise known as “high-yield” or “junk” bonds.”  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices. The Fund may also sell options purchased and write “covered” call options.

The Sub-Adviser may sell a stock if: (1) it subsequently fails to meet the Sub-Adviser’s initial investment criteria; (2) a more attractively priced company is found or if funds are needed for other purposes; (3) it becomes overvalued relative to the long-term expectation for the stock price; or (4) views change of the individual holdings as well as the general market.  The Sub-Adviser actively trades the Fund’s portfolio.

Principal Risks of Investing in the Fund

There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

•	Market Risk: The stock market goes down or the stock market does not recognize the value of the stocks in the Fund’s portfolio;

•	Management Risk: The portfolio manager’s judgment as to the growth potential or value of a stock proves to be wrong;

•
Smaller Companies Risk: Securities of smaller cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;

•
Foreign and Emerging Markets Risk: Foreign securities, including ADRs, involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets;

•
Non-Diversification Risk: The Fund is non-diversified, which means that, under the Investment Company Act of 1940, there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the Fund to greater losses;

•
Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector;

•
Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline;

•
Junk Bond Risk: The issuers of fixed income securities, particularly non-investment grade, otherwise known as “high-yield” or “junk” bonds, held by the Fund, may fail to make timely payments of interest or principal, or may stop making such payments all together;  and

•	Options Risk: Purchasing options can be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.

•
Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

Performance Information

The following chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to a broad measure of market performance.  Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance is available on the Fund’s website at www.jordanopportunity.com.

Effective April 30, 2009, the Jordan Opportunity Fund, a series of Forum Funds (“Predecessor Fund”), reorganized into the Fund, which is a series of Professionally Managed Portfolios.  Performance shown prior to May 1, 2009 is that of the Predecessor Fund.  In January 2005, a limited partnership managed by the Sub-Adviser reorganized into the Predecessor Fund.  The performance shown below for periods prior to January 2005 is that of the limited partnership.

For periods ending December 31,

Best Quarter	Q2 2003	26.28%
Worst Quarter	Q4 2008	-26.01%

Average Annual Total Returns for the period ended December 31, 2009
	1 Year	5 Years	10 Years
Return Before Taxes	43.39%	6.17%	4.94%
Return After Taxes on Distributions	43.38%	4.68%	4.20%
Return After Taxes on Distributions and Sale of Fund Shares	28.21%	4.65%	3.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser
Windowpane Advisors, L.L.C.
Sub-Adviser
Hellman, Jordan Management Co., Inc.
Portfolio Manager, Title/Managed Since
Gerald Reid Jordan, President and Senior Portfolio Manager / 2001

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by written request via mail (Jordan Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 800-441-7013 (toll free).  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts in the Fund are as follows:

Account Types	To Open Your Account	To Add to Your Account
Standard Accounts	$10,000	$500
Traditional and Roth IRA	$2,000	$500
Systematic Investment Plans	$5,000	$250

Tax Information

The Fund’s distributions will normally be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES & RISKS

Investment Objective

The Fund seeks capital appreciation.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

The Fund invests in companies that the Sub-Adviser believes are experiencing or will experience earnings growth.  The Fund is non-diversified and invests primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.  The Fund is “opportunistic” and may focus its investments in securities and industries that the Sub-Adviser believes are poised to experience earnings growth.  As part of the Fund’s “opportunity” strategy, the Sub-Adviser may find it appropriate to invest greater than 25% of the Fund’s assets in any one of the following sectors at any given time—consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including ADRs.  The Fund may invest from time to time in emerging markets through ADRs.  The Fund’s holdings of fixed-income securities and cash will vary, but the Fund will not invest more than 35% of its total assets in debt securities, including direct and indirect obligations of the U.S. Government.  Indirect obligations may include obligations of U.S. Government agencies that are not backed by the full faith and credit of the U.S. Government.  As part of its investments in fixed-income securities, the Fund may also invest up to 25% of its assets in non-investment grade debt securities of U.S. issuers, otherwise known as “high-yield” or “junk bonds.”  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Fund also may sell options purchased and write “covered” call options.

The Investment Process – Purchasing Portfolio Securities.  The Adviser and Sub-Adviser believe investing in companies that they believe are likely to grow more rapidly than the general economy can be an effective method of investing.  The Sub-Adviser’s strategy begins by identifying the industry groups or sectors that it believes will respond to emerging economic trends.  They seek to identify companies within those sectors that exhibit strong earnings growth with compelling relative value and strong technical patterns.  The Sub-Adviser actively trades the Fund’s portfolio.

The Investment Process – Selling Portfolio Securities.  The Sub-Adviser, subject to the Adviser’s oversight, monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.  The Sub-Adviser may sell a stock if:

•	It subsequently fails to meet the Sub-Adviser’s initial investment criteria;

•	A more attractively priced company is found or if funds are needed for other purposes;

•	It becomes overvalued relative to the long-term expectation for the stock price; or

•	Views change of the individual holdings as well as the general market.

Defensive strategies will be implemented if the Sub-Adviser believes the investment environment to be unrewarding.  A decision to become defensive will consider many factors including, but not limited to:

•	Valuation;

•	Recent returns;

•	Inflation of expectations;

•	Changes in interest rates; and

•	Market breadth.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position by reducing investments in equities and/or increasing investments in short-term fixed income securities.  The Fund may also invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  During such times, the Fund may not be pursuing its investment objective.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.

Principal Investment Risks

General Risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks, bonds and other securities.  In general, stock values are affected by activities specific to a company, as well as general market, economic and political conditions.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based on changes in value of its portfolio securities.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective.  You could lose all or a portion of your investment in the Fund or the Fund could underperform other investments.

Non-Diversified Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than other funds.  As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.  The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Fund’s Statement of Additional Information for more information.

Small and Medium Company Risk. The Fund may invest in companies without regard to market capitalization, including in small- and medium-sized companies.  Because investing in small and medium companies may have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

•	The earnings and prospects of smaller companies are more volatile than those of larger companies;

•	Smaller companies may experience higher failure rates than larger companies;

•	Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;

•
The trading volume of securities of smaller companies is normally lower and such securities may be less liquid than those of larger companies, which may disproportionately affect their stock prices, and may cause their stock prices to fall more in response to selling pressure than is the case with larger companies; and

•	Smaller companies may have limited markets, product lines, or financial resources and may lack management experience, making these companies more susceptible to economic and market setbacks.

For these and other reasons, the security prices of smaller capitalization companies may fluctuate more significantly than the security prices of large capitalization companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.  The value of an individual company can be more volatile than the market as a whole.

Sector-Focus Risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities, which are subject to interest rate and credit risk.  The values of most debt securities fall when interest rates rise; the longer a debt security’s maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates.  The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security.  This risk generally increases as security credit ratings fall.  Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Non-Investment Grade Debt Securities. Non-investment grade debt securities (commonly known as “junk bonds”) have significant speculative characteristics and generally involve greater volatility of price than investment grade debt securities.

Derivatives Risk. The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.  These techniques are riskier than many investment strategies and will result in greater volatility for the Fund, particularly in periods of market declines.

Portfolio Turnover Risk. The Fund may have a high turnover rate, given the inherent volatility of concentrated positions, and the historical volatility of growth stocks.  A higher portfolio turnover may enhance returns by capturing and holding portfolio gains.  However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.  The Fund’s portfolio turnover is expected to exceed 200%.

Foreign Securities. Because the Fund invests in foreign securities, including in emerging markets, an investment in the Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

•
Emerging market countries entail greater investment risk than developed markets.  Such risks could include government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets;

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States; and

•
Dividends payable on the foreign securities contained in the Fund’s portfolio may be subject to foreign taxes and withholding, thus reducing the income available for distribution to the Fund’s shareholders.  The Fund does not expect to be eligible to pass through to shareholders any federal income tax credits or deductions with respect to any foreign taxes and withholding incurred directly by the Fund.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.jordanopportunity.com.

Who May Want to Invest in the Fund?
         The Fund may be appropriate for you if you:
•  Are pursuing a long-term goal with a growth investment strategy;
•  Are willing to accept price fluctuations in your investment; and
•  Are willing to tolerate risks associated with common stock investments.

More on the Fund’s Performance

Effective April 30, 2009, the Jordan Opportunity Fund, a series of Forum Funds (“Predecessor Fund”), reorganized into the Fund, which is a series of Professionally Managed Portfolios.  The Fund has an identical investment objective and substantially similar investment strategies and policies to those of the Predecessor Fund.  Additionally, the Fund is managed by the same advisers as the Predecessor Fund.  Performance shown prior to May 1, 2009 is that of Predecessor Fund.  The Predecessor Fund’s expense ratio during the periods presented was higher than the Fund’s expense ratio.  In January 2005, a limited partnership managed by the Sub-Adviser reorganized into the Predecessor Fund.  The investment objective and investment strategies and policies of the limited partnership were substantially similar to those of the Predecessor Fund.  The performance shown below for periods prior to January 2005 is that of the limited partnership.  The limited partnership’s expenses during the periods presented were higher than the Predecessor Fund’s expense ratio.  The limited partnership was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

MANAGEMENT

The Trust

The Fund is a series of Professionally Managed Portfolios (the “Trust”), an open-end, management investment company (mutual fund).  The business of the Trust and the Fund is overseen by the Board of Trustees (the “Board”).  The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s SAI.

The Adviser

The Fund’s Adviser is Windowpane Advisors, L.L.C., located at 600 West Broadway, Suite 1225, San Diego, California 92101.  The Adviser, which is registered with the Securities and Exchange Commission (“SEC”), is an affiliate of Stolper & Co., Inc. (“SCI”), another SEC-registered investment adviser.  The Adviser’s principals, through SCI, are engaged in the business of analysis of investment managers on behalf of its clients, which include corporate retirement plans, foundations, educational institutions, charitable organizations and individuals.  SCI also recommends investment management firms to all categories of clients desirous of employing a registered investment adviser for discretionary portfolio management.  The Adviser is entitled to receive a management fee of 1.00% of the Fund’s average daily net assets.  During the last fiscal year, the Adviser received an advisory fee of 0.49% of the Fund’s average daily net assets.  As of March 31, 2010, the Adviser’s only assets under management were those of the Fund which were approximately $108 million.  A discussion regarding the basis for the Board’s approval of the Fund’s Investment Advisory Agreement is available in the Semi-Annual Report for the period ended June 30, 2009.

The Sub-Adviser

Subject to the general oversight of the Fund’s Board and the overall supervision and control of the Adviser, the Sub-Adviser, Hellman, Jordan Management Co., Inc., located at 125 High Street, Suite 800, Boston, Massachusetts 02110, makes decisions regarding the investment and reinvestment of Fund assets.  The Sub-Adviser, founded in 1978, is an SEC-registered investment adviser that specializes in asset management for corporate pension plans, endowments, state and local retirement funds, foundations, unions and wealthy individuals.  For sub-advisory services provided to the Fund, the Sub-Adviser receives a fee from the Adviser at an annual rate of 0.50% of the Fund’s average daily net assets up to $100 million, plus 0.60% of assets between $100 million and $250 million plus 0.75% of assets over $250 million.  During the last fiscal year, the Sub-Adviser received a fee of 0.51% of the Fund’s average daily net assets.  As of March 31, 2010, the Sub-Adviser had approximately $525 million in assets under management.  A discussion regarding the basis for the Board’s approval of the Fund’s Sub-Advisory Agreement is available in the Semi-Annual Report for the period ended June 30, 2009.

The Portfolio Manager

The Portfolio Manager of the Fund is Gerald Reid Jordan, President and Senior Portfolio Manager of the Sub-Adviser.  After graduating from Harvard College, Mr. Jordan spent three years as a Position Trader for Salomon Brothers in New York City before attending Harvard Business School.  Upon graduation, he founded and managed Lighthouse Management, L.P., a small investment firm.  He joined the Sub-Adviser in 1996 and since 2003 has served as Senior Portfolio Manager for its separately managed accounts.  He has been Portfolio Manager of the Fund since its inception in 2001.  Mr. Jordan also managed the limited partnership (which later converted into the Fund) since 1997.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides certain administration, portfolio accounting and transfer agency services to the Fund.

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Trust’s principal underwriter, acts as the Fund’s Distributor in connection with the offering of Fund Shares.  The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions on the Fund’s behalf through which investors may purchase or redeem shares.

Fund Expenses

The Fund pays for its expenses out of its own assets.  Expenses of the Fund include the Fund’s own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust.  The Adviser or other service providers may voluntarily waive all or any portion of their fees and reimburse certain expenses of the Fund.  Accordingly, the Adviser and Sub-Adviser have agreed to voluntarily waive their fees to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses to 2.00%.  Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time.  Fee waivers and expense reimbursements increase investment performance of the Fund for the period during which the waiver or reimbursement is in effect.  Voluntary fee waivers or expense reimbursements may not be recouped at a later date.

Additional Payments to Financial Intermediaries

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries (such as broker-dealers) who sell shares of the Fund.  These additional cash payments are generally made to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation may also be paid to financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

YOUR ACCOUNT

How to Contact the Fund	General Information
Write to us at:
Jordan Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Jordan Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Third Floor
Milwaukee, WI  53202-5207

Telephone us at:
(800) 441-7013 (toll free)

Visit our Web site at:
www.jordanopportunity.com

You may purchase or sell (redeem) the Fund’s shares at the net asset value of a share (“NAV”), minus any applicable redemption fee, next calculated after the Transfer Agent receives your request in good order (as described further under “How to Buy Shares”).  For instance, if the Transfer Agent receives your purchase request in good order after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day’s NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

When and How NAV is Determined
The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed.  For more information, please see “NYSE Holiday Schedule” below.

The Fund’s NAV is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.  If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable if, among other things: (1) the exchange on which the Fund portfolio security is principally traded closes early; (2) trading in a particular portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV; or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund invests in the securities of small- and medium-sized companies.  The Fund’s investments in securities of small- and medium-sized companies are more likely to require a fair value determination because they are more thinly traded and less liquid than the securities of larger companies.  Similarly, the Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair value pricing is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule.  The NYSE is open every day, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November), and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business.  If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.

How to Buy Shares

NOTE:  The Fund will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the completed Account Application is received in good order by the Fund’s Transfer Agent.  “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Jordan Opportunity Fund.”  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund and the Adviser also reserve the right to accept in-kind contributions of securities in exchange for shares of the Fund.

Minimum Investments.  To purchase shares of the Fund, you must make a minimum initial investment as listed in the tables below.  The minimum investment requirements may be waived from time to time.

Account Types	To Open Your Account	To Add to Your Account
Standard Accounts	$10,000	$500
Traditional and Roth IRA Accounts	$2,000	$500
Accounts with Systematic Investment Plans	$5,000	$250

Checks For all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “Jordan Opportunity Fund.”  A $25 charge may be imposed on any returned checks.

ACH Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing By Mail
Initial Investment. To purchase the Fund’s shares by mail, complete and sign the Account Application and mail it, along with a check made payable to the “Jordan Opportunity Fund” to the appropriate contact address noted on page 9.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Subsequent Investments.  If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Jordan Opportunity Fund to the address noted on page 9.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

Purchasing By Telephone
Initial Investment. See “Purchasing By Wire”.

Subsequent Investments. If you have completed the “Telephone Purchase Authorization” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at (800) 441-7013.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

Purchasing By Internet
Initial Investment. To make an initial purchase of the Fund’s shares, log on to www.jordanopportunity.com and complete the online application.  After accepting the terms of the online application, mail us your check or instruct your financial institution to wire your money following the “Purchasing by Wire” instructions below.

Subsequent Investments. Log on to www.jordanopportunity.com. If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions by entering your User ID and password and selecting the transaction you wish to perform.  Your purchase proceeds will be debited from your financial institution account identified on your account application.

Note:  You should be aware that there may be delays, malfunctions or other inconveniences associated with the Internet.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Transfer Agent employs procedures to confirm that transactions entered through the Internet are genuine.  These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information.  In order to conduct transactions on the website, you will need your account number, Taxpayer Identification Number, username and password.  Neither the Fund nor its agents will be liable for any loss, liability, cost or expense for following instructions communicated through the Fund’s website, including fraudulent or unauthorized instructions.

Purchasing By Wire
Initial Investment. If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (800) 441-7013 to advise of your wire to ensure proper credit upon receipt.  Your bank must include both the name of the Fund and your name so that your wire can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at (800) 441-7013 to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:         Jordan Opportunity Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at (800) 441-7013.

Purchasing Through Financial Intermediaries
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Purchasing Through the Automatic Investment Plan
Subsequent Investments.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment, you authorize the Fund to withdraw from your personal checking account each period (monthly, quarterly, etc.) an amount that you wish to invest, which must be at least $250.  If you wish to enroll in the AIP, complete the appropriate section on the Account Application.  Your signed Account Application must be received at least 15 business days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (800) 441-7013 for additional information regarding the Fund’s AIP.

Retirement Plans. The Fund offers IRA plans.  You may obtain information about opening an IRA by calling (800) 441-7013.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

How to Sell Shares

In general, orders to sell or “redeem” shares may be placed with the Fund either directly with the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after the Fund or Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

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By Mail
You may redeem your shares by simply sending in a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at (800) 441-7013 for further information concerning documentation required for a redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to the appropriate contact address noted on page 9.  Note:  The Fund does ot consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone and Wire
You may redeem Fund shares by telephone by completing the “Redemption by Telephone” portion of the Account Application.  To establish this option after your account is already open, call the Transfer Agent at (800) 441-7013 for instructions.

You may redeem up to $100,000 in shares by calling the Fund at (800) 441-7013 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired (minimum of $5,000) or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Note:  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Fund may change, modify or terminate these telephone redemption privileges at any time upon at least a 60-day notice to shareholders.  Once a telephone transaction has been placed, it cannot be canceled or modified.  If you have a retirement account, you may not redeem shares by telephone.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By Internet
Log on to www.jordanopportunity.com. If you completed the online application and accepted the terms of conducting transactions online, simply follow the instructions and select the transaction you wish to perform.  Your redemption proceeds will be credited to your financial institution account identified on your account application.

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Note:  The Transfer Agent will use reasonable procedures to confirm that the internet instructions are genuine.  For example, the Transfer Agent requires proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any internet redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Fund may change, modify or terminate these internet redemption privileges at any time upon at least a 60-day notice to shareholders.  Once an internet transaction has been placed, it cannot be canceled or modified.

Through Financial Intermediaries
You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Through the Systematic Withdrawal Program
As another convenience, you may redeem Fund shares through the Systematic Withdrawal Program (“SWP”), if you own shares with a value of at least $10,000.  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter.  If you elect this method of redemption, the minimum amount that may be withdrawn each month or quarter is $250.  If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of the Fund’s shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application.  Please call (800) 441-7013 for additional information regarding the Fund’s SWP.

Account and Transaction Policies

Fund Rights.  The Fund may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including automatic investments, systematic withdrawals and wire redemption privileges.

Anti-Money Laundering Program.  The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit the additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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Timing of Receiving Redemption Proceeds. Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Redemptions In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions or if the redemption amount is large enough to affect the Fund’s operations (e.g., if it represents more than 1% of the Fund’s assets).  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Redemption Fees.  The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for 60 days or less.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; or (4) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least 60-day notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for 60 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

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Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Signature Guarantees.  The Fund and/or Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership has changed on your account;

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•	When redemption proceeds are sent to any person, address or bank account not on record; and/or

•	For written requests to wire redemption proceeds (if not previously authorized on the account).

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source .

The Fund and/or Transfer Agent reserve the right at their discretion to require a signature guarantee or signature validation program stamp in other circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Low Balance Accounts.  The Fund may redeem the shares in your account and send you the proceeds if the value of your account is less than $1,000 ($500 for IRAs) as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before the Fund makes an involuntary redemption.  You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 ($500 for IRAs) before the Fund takes any action.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) or checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but may be held in an account for a period of time until the Transfer Agent locates you.

Householding. In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

OTHER INFORMATION

Distributions

The Fund declares distributions from net investment income and pays those distributions quarterly.  Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash.  For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

Taxes

The Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  The Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to state and local taxes.

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A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to non-corporate U.S. shareholders at a maximum federal tax rate of 15% (0% for individuals in lower tax brackets) through 2010.  A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.

All distributions reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.

The Fund may be required to withhold federal income tax at the federal backup withholding rate (currently 28%) on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year.  For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Index Description

The S&P 500 Index is a market index of common stock.  The S&P 500 Index is unmanaged and reflects reinvestment of dividends.  An investor cannot invest directly in an index.

20

FINANCIAL HIGHLIGHTS

The financial highlight table is intended to help you understand the financial performance of the Fund for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund Share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  Tait, Weller & Baker LLP, is the Fund’s independent registered public accounting firm.  The financial information for the year ended December 31, 2009 was audited by Tait, Weller and Baker LLP.  The financial information for each of the years or period in the four-year period ended December 31, 2008 was audited by other auditors.  All financial information shown below represents the financial information of the Predecessor Fund when it was a series of Forum Funds.

	Year Ended December 31,				Period Ended December 31, 2005*
	2009	2008	2007	2006
Net asset value, beginning of year/period	$7.57	$12.11	$10.43	$10.62	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.04)	(0.02)	(0.06)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments and options	3.32	(4.53)	2.75	1.10	1.76
Total from investment operations	3.28	(4.55)	2.69	1.03	1.65
LESS DISTRIBUTIONS
From net realized gain	—	(0.01)	(1.01)	(1.22)	(1.03)
Return of capital	—**	—	—	—	—
Total Distributions	—	(0.01)	(1.01)	(1.22)	(1.03)
Paid-in capital from redemption fees	—**	0.02	—**	—**	—
Net asset value, end of year/period	$10.85	$7.57	$12.11	$10.43	$10.62
TOTAL RETURN	43.39%	(37.44)%	25.79%	9.49%	16.53%^
RATIO/SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$111.3	$67.4	$35.3	$22.7	$22.1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%	1.47%	2.05%	2.09%	2.15%+
After fees waived and expenses absorbed	1.42%	1.41%	1.54%	2.05%	1.94%+
Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed	(0.44)%	(0.26)%	(0.97)%	(0.70)%	(1.30)%+
After fees waived and expenses absorbed	(0.44)%	(0.20)%	(0.46)%	(0.66)%	(1.09)%+
Portfolio turnover rate	336%	352%	189%	304%	384%^

*      Fund commenced operations on January 21, 2005.
**      Less than $0.01 per share.
+      Annualized.
^      Not annualized.

21

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

FOR MORE INFORMATION

THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  You will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year in the Fund’s annual report.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the annual/ semi-annual reports (when available), the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Jordan Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 441-7013
www.jordanopportunity.com

Securities and Exchange Commission Information

Free copies of the annual/semi-annual reports (when available) and the SAI are available from the SEC’s web site at www.sec.gov.  You can also review the Fund’s annual/semi-annual reports (when available), SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  Scheduled hours of operation for the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-1520
E-mail address: publicinfo@sec.gov.

Distributor:
Quasar Distributor, LLC

Investment Company Act File No. 811-05037

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

Jordan Opportunity Fund

Ticker Symbol: JORDX

Investment Adviser:
Windowpane Advisors, L.L.C.
600 West Broadway, Suite 1225
San Diego, California 92101

Account Information and Shareholder Services:

Jordan Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 441-7013

This Statement of Additional Information (the “SAI”) provides additional information to the Prospectus dated April 30, 2010, as may be amended from time to time, offering shares of the Jordan Opportunity Fund (the “Fund”), a separate series of Professionally Managed Portfolios, a registered, open-end management investment company (the “Trust”).  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

Financial Statements for the Fund for the fiscal year ended December 31, 2009, included in the Annual Report to shareholders, are incorporated into this SAI by reference.  Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

Glossary

As used in this SAI, the following terms have the meanings listed.

“Accountant” means U.S. Bancorp Fund Services, LLC.

“Administrator” means U.S. Bancorp Fund Services, LLC.

“Adviser” means Windowpane Advisors, L.L.C.

“Board” means the Board of Trustees of the Trust.

“CFTC” means Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Custodian” means U.S. Bank, National Association.

“Distributor” means Quasar Distributors, LLC.

“Fitch” means Fitch Ratings.

“Fund” means Jordan Opportunity Fund.

“Independent Trustee” means a Trustee that is not an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means Internal Revenue Service.

“Moody’s” means Moody’s Investors Service.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s Corporation, a division of the McGraw Hill Companies.

“Sub-adviser” means Hellman, Jordan Management Co., Inc.

“Transfer Agent” means U.S. Bancorp Fund Services, LLC.

“Trust” means Professionally Managed Portfolios.

“U.S.” means United States.

“USBFS” means U.S. Bancorp Fund Services, LLC

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and including rules and resolutions as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and including rules and resolutions as promulgated thereunder.

 “1940 Act” means the Investment Company Act of 1940, as amended, and including rules and resolutions as promulgated thereunder.

2

The Trust

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

On September 22, 2008, the Board of Trustees of Forum Funds (“Forum Funds Trust”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the Jordan Opportunity Fund, the predecessor fund within the Forum Funds Trust (“Predecessor Fund”) into the Fund of the Trust described in this SAI.  The effective date of the reorganization was the close of business on April 30, 2009.

The Fund, a series of the Trust, commenced operations on May 1, 2009 as a successor to the Jordan Opportunity Fund, a series of Forum Funds Trust.  The predecessor Jordan Opportunity Fund commenced operations on January 21, 2005.  Prior to January 21, 2005, the predecessor Jordan Opportunity Fund was a limited partnership managed by the Sub-Adviser.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.  The Fund’s Prospectus and this SAI is a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

3

Investment Policies and Risks

The Fund is a non-diversified series of the Trust.  This section discusses in greater detail than the Fund’s Prospectus certain investments that the Fund can make.

Security Ratings Information

The Fund’s investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  There is no minimum rating requirement applicable to the Fund’s investments in debt securities.  Debt securities are considered investment grade or higher if they are rated at least Baa by Moody’s or BBB by S&P.  Securities rated Ba or below by Moody’s or BB or below by S&P are often referred to as “junk bonds.”  The Fund may invest up to 25% of the Fund’s total assets in junk bonds.

The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Fund may use these ratings to determine whether to purchase, sell or hold a security.  Ratings are general and are not absolute standards of quality.  Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

Common and Preferred Stock

General.  The Fund may invest in common and preferred stock.  Common stock represents an equity (ownership) interest in a company, usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.  The Fund may invest in companies without regard to market capitalization, including small- and medium-sized companies.  Because investing in small and medium companies may have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

•	The earnings and prospects of smaller companies are more volatile than those of larger companies;
•	Smaller companies may experience higher failure rates than larger companies;

4

•	Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;
•
The trading volume of securities of smaller companies is normally lower and such securities may be less liquid than those of larger companies, which may disproportionately affect their stock prices, and may cause their stock prices to fall more in response to selling pressure than is the case with larger companies; and

•	Smaller companies may have limited markets, product lines, or financial resources and may lack management experience, making these companies more susceptible to economic and market setbacks.

For these and other reasons, the security prices of smaller capitalization companies may fluctuate more significantly than the security prices of large capitalization companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.  If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Fixed Income Securities

General.  U.S. Government Securities.  The Fund may invest in U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Securities Issued by U.S. Government Agencies.  Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations.  The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  These instruments are used by companies to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.  The Fund may also invest in corporate debt securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities.  The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers.  Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.  Pools of mortgages consist of whole mortgage loans or participations in mortgage loans.  The majority of these loans are made to purchasers of 1-4 family homes.  The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools.  For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types.  Mortgage pools apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools.  In addition, many mortgages included in pools are insured through private mortgage insurance companies.  Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates.  Most mortgage-backed securities, however, are pass-through securities,  which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the  borrowers.  Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security.  Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

5

Government and Agency Mortgage-Backed Securities.  The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development (“HUD”), creates pass-through securities from pools of government  guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages.  The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages.  FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities.  Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Privately Issued Mortgage-Backed Securities.  The Fund may invest in privately issued mortgage-backed securities.  Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment.  Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities.  The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities.  The Fund may invest in stripped mortgage-backed securities.  Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

6

Collateralized Mortgage Obligations.  The Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA (“Mortgage Assets”).  CMOs are multiple-class debt obligations.  Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.  Each tranche is issued at a specific or floating coupon rate and has a stated maturity or final distribution date.  Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis.  Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Asset-backed Securities.  The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans.  Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements.  Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties.  Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities.  Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization.  Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria.  All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

Non-US Dollar Denominated Securities.  The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g.,  the World Bank and the European  Community); (3) non-dollar   securities issued by the U.S. Government; and (4) foreign corporations.

Junk Bonds.  Junk bonds (i.e., high yield bonds) are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade or have an equivalent rating by a nationally recognized statistical rating organization. The Fund defines high yield bonds to include: bank loans; fixed, variable, floating rate and deferred interest debt obligations; mortgage-backed and asset-backed debt obligations provided they are unrated or rated below investment grade.

Risks.  General Risks.  The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates.  The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

7

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Under normal conditions, debt securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  Bankruptcy, litigation or other conditions may impair an issuers’ ability to pay, when due, the principal of and interest on its debt securities.

Credit Risk.  The Fund’s investment in debt securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.

Mortgage-Backed Securities.  The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.  Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities.  The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions.  In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities.  In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool.  The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield.  Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments.  If this occurs, the Fund’s yield will correspondingly decline.

Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.  A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates.  To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral.  This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these.  The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Asset-Backed Securities.  Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities.  Asset-backed securities present certain additional and unique risks.  Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer  credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.  Automobile receivables generally are secured by automobiles.  Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities.  In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles.  As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities.  In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

8

Junk Bonds.  Securities rated below investment grade, i.e., Ba or BB and lower, are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates.  They are also generally considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions.  In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold.  To the extent that there is no established secondary market for lower-rated securities, the Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio’s assets.  In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities.

Convertible Securities

General.  The Fund may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks.  Investments in convertible securities generally entail less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants

General.  The Fund may invest in warrants.  Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

9

Risks.  Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”).  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.  The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Foreign Securities

The Fund may invest up to 25% of its total assets in the securities of foreign issuers.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

In addition, dividends payable on foreign securities may be subject to foreign taxes and withholding, thereby reducing the income available for distribution to you.  The Fund does not expect to be eligible to pass through to shareholders any federal income tax credits or deductions with respect to any foreign taxes and withholding incurred directly by the Fund.  Some foreign brokerage commissions and custody fees are higher than those in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Options

General.  The Fund may purchase put and call options written by others and may write covered calls. The Fund may purchase options on securities, currencies and stock indices. The Fund may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions.  The Fund may only invest in options that trade on an exchange or over-the-counter. The Fund may purchase put and call options to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.  The Fund may sell options so purchased.

10

Options Strategies.  Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a  specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price.  A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option.  The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price.  The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices.  An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index.  Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities.  Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

Options on foreign currency.  Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option.  The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security.  Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots.  To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Risks of Options.  There are certain investment risks associated with options transactions.  These risks include:  (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the  securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.  There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.  The activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

Borrowing

General.  Subject to the Fund’s investment limitations, the Fund will generally borrow money to increase its returns.  Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

Risks.  Borrowing creates the risk of magnified capital losses.  If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan.  The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.  To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund’s investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing were to exceed the net return to investors, the Fund’s use of borrowing would result in a lower rate of return than if the Fund did not borrow.  The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed.  The greater the percentage borrowed the greater potential of gain or loss to the Fund.

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Illiquid and Restricted Securities

General. The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

Risks.  Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay.  The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests.  There can be no assurance that a liquid market will exist for any security at any particular time.  Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Determination of Liquidity.  The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board.  The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board.  The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities.  Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security.  If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Repurchase Agreements.

General.  Although the Fund currently does not do so, the Fund may enter into repurchase agreements.  However, the Fund may not invest more than 5% of its net assets in repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government security subject to the repurchase agreement. (However, repurchase agreements are not restricted transactions, notwithstanding the Fund’s Fundamental Restriction regarding making loans.)  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to a Fund is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Risks.  Because a repurchase agreement is deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements.

The Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements, among the forms of borrowing, involve the sale of a debt security held by the Fund, with an agreement by the Fund to repurchase the security at a stated price, date and interest payment.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

The Fund may enter into reverse repurchase agreements with banks or broker-dealers.  Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market at least equal in value to its obligations in respect of reverse repurchase agreements.

Currently, the Fund does not intend to engage in reverse repurchase agreements.

Other Investment Companies.

The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Securities Lending.

Although the Fund has no present intent to do so, the Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Temporary Defensive Position

The Fund may assume a temporary defensive position by investing all or a portion of its assets in money market instruments, commercial paper, securities of other no-load mutual funds, or repurchase agreements, or individual stocks or put options.  Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.  If the Fund invests in shares of another mutual fund, shareholders of the Fund will bear the advisory and other fees of both the Fund and the mutual fund in which it invests.

The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment policies.  The risk of this strategy to the Fund is the opportunity cost associated with the market moving higher or that the put options expire worthless, thereby losing the premiums paid for the option.

Non-Diversification

The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than other funds.  As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Fund is a “non-diversified” investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for purposes of Code, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (i) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investments in U.S. Government securities are not subject to these limitations.

Industry Sector Focus

If the Fund’s portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.

Investment Limitations

For purposes of all investment policies of the Fund:  (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, Treasury Regulations and IRS guidance and any private letter ruling or similar guidance upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.   Fundamental Limitations

The Fund has adopted the following investment limitations which cannot be changed by the Board without shareholder approval.  The Fund may not:

A.           Borrowing Money.  Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

B.           Concentration.  Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries (other than U.S. government agency and instrumentality securities).

C.           Underwriting Activities.  Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

D.           Making Loans.  Make loans to other parties.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

E.           Purchases and Sales of Real Estate.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

F.           Purchases and Sales of Commodities.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and or from investing in securities or other instruments backed by physical commodities).

G.           Issuance of Senior Securities.  Issue senior securities except pursuant to Section 18 of the 1940 Act.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions.

With respect to the fundamental policy relating to concentration set forth in (B) above, the Fund does not consider any of the sectors mentioned in the Prospectus to be an industry.  With respect to the fundamental policy relating to issuing senior securities set forth in (G) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose.  A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging.  Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by a fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that a fund segregates cash or liquid securities in an amount necessary to pay the obligation or the fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The policy in (G) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

2.   Non-Fundamental Limitations

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval.  The Fund may not:

A.           Securities of Investment Companies.  Invest in the securities of any investment company except to the extent permitted by the 1940 Act as described in this SAI.

B.           Short Sales.  Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in options are not deemed to constitute selling securities short.

C.           Illiquid Securities.  Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable.  The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

D.           Purchases on Margin.  Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

E.           Borrowing.  Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

F.           Options and Futures Contracts.  The Fund will not write put options, except that the Fund may write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund will not invest in futures contracts.

G.           Exercising Control of Issuers.  Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

Management

1.   Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee, PNC Funds, Inc .

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Wallace L. Cook (born 1939) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Former Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1
Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Officers of the Trust
Robert M. Slotky (born 1947) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable	Not Applicable.
Eric W. Falkeis (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Executive Vice President	Indefinite Term; Since November 2009.	Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable	Not Applicable.
Patrick J. Rudnick (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Senior Vice President, USBFS since September 2007; Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
				Not Applicable	Not Applicable

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund, the only one managed by the Adviser.

Additional Information Concerning The Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  All of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates, and each of the Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Senior Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustees Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests .

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the executive vice president and chief operating officer of Integrated Asset Management (an investment adviser and manager) and as the president of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former chief executive officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former president and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.

2.           Trust Committees.

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

3.           Trustee Ownership of Fund Shares and Other Interests.

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2009.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Portfolio’s principal underwriter or any of its affiliates.

4.           Compensation.

Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ended December 31, 2009.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$736	None	None	$736
Wallace L. Cook, Trustee	$617	None	None	$617
Carl A. Froebel, Trustee	$617	None	None	$617
Steve J. Paggioli, Trustee	$617	None	None	$617
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the fiscal year ended December 31, 2009, Trustees’ fees and expenses in the amount of $84,000 were incurred by the Trust.

5.   Investment Advisers

A.           Services of Adviser and Sub-Adviser

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”).  Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund.  The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions. Subject to the direction of the Trust’s Board of Trustees and the overall supervision and control of the Adviser, the Sub-Adviser makes decisions regarding the investment and reinvestment of the Fund’s assets.

B.           Ownership of Adviser

Windowpane Advisors, L.L.C. is a Delaware limited liability company.  The Adviser’s primary business address is 600 West Broadway, Suite 1225, San Diego, California 92101.  The Adviser, founded in 2004, specializes in managing mutual funds, while the Adviser’s affiliate investment adviser, Stolper & Co., Inc. (“SCI”) is engaged in the business of analysis of investment managers on behalf of its clients, which include corporate retirement plans, foundations, educational institutions, charitable organizations and individuals.  The Adviser is controlled by Michael Stolper and Barbara Malone.  Mr. Stolper and Ms. Malone are both actively engaged in the investment advisory business.  By virtue of their ownership of the Adviser, Mr. Stolper and Ms. Malone are affiliates of the Adviser.  Mr. Stolper is an affiliate of the Fund due to the amount of Fund shares held by a family trust that Mr. Stolper manages.

C.           Ownership of the Sub-Adviser

Hellman, Jordan Management Company, Inc., a Delaware corporation and a registered investment adviser, serves as sub-adviser to the Fund (“Sub-Adviser) pursuant to a sub-advisory agreement between the Sub-Adviser and the Adviser (the “Sub-Advisory Agreement”).  The Sub-Adviser’s primary business address is 125 High Street, Suite 800, Boston, Massachusetts 02110.  The Sub-Adviser, founded in 1978, specializes in asset management for corporate pension plans, endowments, state and local retirement funds, foundations, unions and wealthy individuals.  The Sub-Adviser is a wholly-owned subsidiary of Jordan Capital Management, Inc.

Information Concerning Accounts Managed by Portfolio Manager

The Sub-Adviser has provided the following information regarding other accounts managed by the Fund’s portfolio manager and conflicts of interest.

As of December 31, 2009, Gerald R. Jordan acted as Portfolio Manager for sixteen other accounts with a total market value of $118 million. One of these accounts pays the Sub-Advisor a performance-based advisory fee. Mr. Jordan also manages two Limited Partnerships with a total market value of $24 million, for which he receives an advisory fee that is based on performance. The Portfolio Manager is not the lead portfolio manager for any other registered investment companies or pooled investment vehicles, other than those listed above.

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one account. More specifically, the Portfolio Manager, who manages multiple accounts, is presented with the following potential conflicts:

•
The management of multiple accounts may result in the Portfolio Manager devoting unequal time and attention to the management of the Fund and/or other accounts. The Sub-Adviser maintains a Code of Ethics to detect and prevent activities of employees that would result in a breach of the Sub-Adviser’s fiduciary duties to the Fund.

•
If the Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Information Concerning Compensation of Portfolio Manager

For the period ended December 31, 2009, Mr. Jordan was compensated based on a salary plus a bonus. This bonus was based on the overall profitability of the Sub-Adviser based on assets under management.

Portfolio Manager Ownership in the Fund

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2009
Gerald Reid Jordan	$100,001 - $500,000

D.           Advisory Fees

The Adviser’s fee is calculated as a percentage of the Fund’s average daily net assets.  The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving an advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets the clients invest in the Fund.  If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser from the Fund against any investment management fee received from you.

The following table shows the dollar amount of fees payable to the Adviser with respect to the Fund and the Predecessor Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser.

	Advisory Fee Payable	Advisory Fee Waived	Advisory Fee Retained
Period from May 1, 2009 – December 31, 2009(1)	$323,379	$0	$323,379

Advisory Fee Payable	Advisory Fee Waived	Advisory Fee Retained
Period from January 1, 2009 – April 30, 2009	$102,431	$0	$102,431
Year Ended December 31, 2008	$987,708	$58,223	$929,485
Year Ended December 31, 2007	$267,115	$133,557	$133,558
(1)      Prior to May 1, 2009, the Fund was a series of Forum Funds.

The following table shows the dollar amount of fees payable to the Sub-Adviser out of the Adviser’s fees shown above with respect to the Fund and the Predecessor Fund, the amount of fee that was waived by the Sub-Adviser, if any, and the actual fees received by the Sub-Adviser.

	Sub-Advisory Fee Payable	Sub-Advisory Fee Waived	Sub-Advisory Fee Retained
Period from May 1, 2009 – December 31, 2009(1)	$328,687	$0	$328,687
Period from January 1, 2009 – April 30, 2009	$102,432	$0	$102,432
Year Ended December 31, 2008	$513,593	$29,112	$484,482
Year Ended December 31, 2007	$133,557	$66,778	$66,779
(1)      Prior to May 1, 2009, the Fund was a series of Forum Funds.

E.           Other Provisions of Advisory Agreement

The Adviser is not affiliated with USBFS or any company affiliated with USBFS.  The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness.  Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

6.   Distributor

A.           Distribution Services

Effective May 1, 2009, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Prior to May 1, 2009, distribution services were provided by Foreside Fund Services, LLC.

7.   Other Fund Service Providers

A.   Administrator, Transfer Agent and Fund Accountant

Effective May 1, 2009, USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator receives from the Fund 0.08% of average net assets on the first $250 million of Fund assets and 0.05% on the balance, subject to an annual minimum fee of $45,000.  The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer Services is allocated to the Fund by the Board of Trustees.

From June 2, 2008 through April 30, 2009, Atlantic Fund Administration, LLC and its subsidiaries (“Atlantic”) provided administration, fund accounting and transfer agency services to the Fund.  Prior to June 2, 2008, the Fund’s administrator, accountant and transfer agent was Citi Fund Services Ohio, Inc. (“Citi”).

The table below shows the dollar amount of administration fees payable to the Fund’s (and Predecessor Fund’s) current and previous administrators, the amount of fees, if any, that were waived by the current and previous administrators and the actual fees received by the current and previous administrators for the three fiscal years shown below.

Administration Fee	Paid to USBFS 2009	Paid to Atlantic 2009	Paid to Atlantic 2008	Paid to Citi
	May 1 through December 31	January 1 through April 30	June 2 through December 31	January 1, 2008 through June 1, 2008	Year Ended December 31, 2007
Payable	$52,166	$44,368	$96,358	$58,068	$91,563
Waived	$0	$0	$0	$0	$0
Retained	$52,166	$44,368	$96,358	$58,068	$91,563

B.           Custodian

U.S. Bank, National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

C.           Legal Counsel

Paul, Hastings, Janofsky & Walker LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

D.           Independent Registered Public Accounting Firm

Tait, Weller and Baker LLP is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of the Fund.  As of April 1, 2010, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Holders of the Jordan Opportunity Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty St. New York, NY 10281-1003	29.50%	Record

Charles Schwab & Co, Inc. FBO Customers 101 Montgomery St. San Francisco, CA 94104-4151	28.54%	Record

Ameritrade, Inc. FBO Customers P.O. Box 2226 Omaha, NE 68103-2226	8.09%	Record

Stolper Family Trust FBO Customers 600 W Broadway San Diego, CA 92101-0909	5.45%	Beneficial

Portfolio Transactions

1.  How Securities Are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.  When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.   Commissions Paid

The following table shows the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser.  The data presented are for the past three fiscal years.

	Total Brokerage Commissions ($)	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund or Adviser	% of Brokerage Commissions Paid to an Affiliate of the Fund or Adviser	% of Transactions Executed by an Affiliate of the Fund or Adviser
Period from May 1, 2009 – December 31, 2009(1)	$685,042	$0	0%	0%
Period from January 1, 2009 – April 30, 2009	$723,033	$0	0%	0%
Year Ended December 31, 2008(2)	$2,944,885	$0	0%	0%
Year Ended December 31, 2007	$246,617	$0	0%	0%
(1)           Prior to May 1, 2009, the Fund was a series of Forum Funds.
(2)           Brokerage commissions for the Fund increased in 2008 as a result of increased use of put options by the Fund.

3.   Sub-Adviser Responsibility for Purchases and Sales
The Sub-Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Sub-Adviser.  The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Sub-Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula. The Sub-Adviser seeks “best execution” for all portfolio transactions.  This means that the Sub-Adviser seeks the most favorable price and execution available.  The Sub-Adviser’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4.   Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Sub-Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

5.   Obtaining Research from Brokers

The Sub-Adviser may give consideration to research services furnished by brokers to the Sub-Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  This research is designed to augment the Sub-Adviser’s own internal research and investment strategy capabilities.  This research may be used by the Sub-Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Sub-Adviser in connection with the Fund.  The Sub-Adviser’s fees are not reduced by reason of the Sub-Adviser’s receipt of research services.

The Sub-Adviser has full brokerage discretion.  It evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker.  This research would include reports that are common in the industry.  Typically, the research will be used to service all of the Sub-Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Sub-Adviser utilizes a broker and pays a slightly higher commission than another might charge.  The higher commission is paid because of the Sub-Adviser’s need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution.  Since most of the Sub-Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Sub-Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Sub-Adviser’s clients and the Fund’s investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Sub-Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Sub-Adviser believes that to do so will be in the best interest of the affected accounts.  When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved.  Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

6.   Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7.   Transactions through Affiliates

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.   Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.   Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year.  It is expected that the portfolio turnover of the Fund will be high given the inherent volatility of concentrated positions.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

The portfolio turnover for the Fund for the following fiscal periods is set forth below.

Jordan Opportunity Fund	Portfolio Turnover
Fiscal Year Ended December 31, 2009(1)	336%
Fiscal Year Ended December 31, 2008	352%
               (1)           Prior to May 1, 2009, the Fund was a series of Forum Funds.

10.           Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers.  For this purpose, regular brokers and dealers means the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year. The table below lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund’s holdings at those securities as of the Fund’s most recent fiscal year.

Year Ended December 31, 2009(1)
Regular Broker or Dealer	Value Held
Citigroup, Inc.	$1,399,137
Jefferies Group, Inc.	$1,100,835
JPMorgan Chase & Co.	$2,748,137
Bank of America Corp.	$2,603,422
                         (1)           Prior to May 1, 2009, the Fund was a series of Forum Funds.

11.           Portfolio Holdings

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  You may also request a copy of the Fund’s latest annual and semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI and at the Fund’s website at http://www.jordanopportunity.com.

In addition, the Fund’s Adviser makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each such holding) and the percentage breakdown of the Fund’s investments by country, sector and industry, as applicable. This holdings information is made available through the Fund or Adviser’s website, marketing communications (including printed advertisements and sales literature), and/or the Fund’s Transfer Agent telephone customer service center that supports the Fund. This quarterly holdings information is released within 15 days after the quarter end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.jordanopportunity.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Purchase and Redemption Information

1.   General Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares.
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund from certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is its NAV plus any applicable sales charges.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

2.   Additional Purchase Information

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of a Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (3) to reduce or waive the minimum for initial and subsequent investments and redemption fees for certain fiduciary and retirement plan accounts, for employees of the Adviser or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

3.           Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not assure a profit nor does it protect against depreciation in declining markets.

4.           How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Funds’ Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

5.           Telephone Redemptions

As described in the Prospectus, shareholders with telephone privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries from any person claiming to be a shareholder, the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus.  The Telephone Redemption Privilege may be modified or terminated without notice.

6.           Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  The Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

The Funds do not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

7.   IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

8.   UGMAs/UTMAs

If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a matter indicating custodial capacity.

9.   Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

10.   When and How NAV is Determined

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust’s officers.  The time at which NAV is calculated may change in case of an emergency.

The NAV is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities, and then dividing the result (net assets) by the number of the Fund’s shares outstanding.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Fund’s security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

The Fund invests in the securities of small and medium-sized companies. The Fund’s investment in securities of small and medium sized companies are more likely to require a fair value determination because they are more thinly traded and less liquid than the securities at larger companies.  Similarly, the Fund’s investments in foreign securities is more likely to require a fair value determination because, among other things, most foreign securities  markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

11.           Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

Taxation

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company under Subchapter M of the Code (as discussed below).  This information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code and applicable legal authority in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

1.   Qualification as a Regulated Investment Company

The Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.

The tax year-end of the Fund is December 31 (the same as the Fund’s fiscal year end).

2.	Meaning of Qualification

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (which is generally taxable interest, dividends, the excess of net short-term capital gain over net long-term capital loss, and other taxable ordinary income, net of expenses) and net capital gain (which is generally the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.  In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income for the tax year.  (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

•
The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities or net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or in the securities of qualified publicly traded partnerships.

3.   Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.   Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals through December 31, 2010 at a maximum federal tax rate of 15% (0% for individuals in lower tax brackets) provided that holding period and other requirements are met.   To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year.  These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain regardless of how long you have held shares.  These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund).  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund.  Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

5.   Certain Tax Rules Applicable to the Fund’s Transactions

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration.  When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund.  When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses.  The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that:  (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

Under current federal tax law, if the Fund invests in bonds issued with “original issue discount”, the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year.  With respect to “market discount bonds” (i.e., bonds purchased by the Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  As a result, in order to make the distributions necessary for the Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash that the Fund has actually received as interest during the year.

If the Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” (a “PFIC”) for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a “qualified electing fund” within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders.  The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder.  A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from “passive income” (including, but not limited to, interest, dividends, royalties, rents, and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce “passive income.”  The Fund could elect to “mark-to market” stock in a PFIC.  Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock.  The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years.  The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss.  The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.  If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign  corporation as a “qualified electing fund” under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% and calendar year distribution requirements described above.

6.   Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year (or December 31 if elected by the Fund). The balance of the Fund’s income must be distributed during the next calendar year.  The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 (or December 31 if elected by the Fund) of any year in determining the amount of ordinary taxable income for the current calendar year.  The Fund will include foreign currency gains and losses incurred after October 31 (or December 31) in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

7.   Sale, Exchange or Redemption of Shares

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale, exchange or redemption (also called “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.   Backup Withholding

The Fund will be required in certain cases to withhold U.S. federal income tax at federal backup withholding rate (currently 28%) on distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct a taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”

Backup withholding is not an additional tax; any amounts so withheld may be credited against your federal income tax liability or refunded once the required information or certification is provided.

9.           State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in  the Fund can differ from the U.S. federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

10.           Foreign Income Tax

Income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance, and it is not expected that the Fund will be able to do so. Pursuant to this election, a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against U.S. federal income taxes. Shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund.

Other Matters

Code of Ethics

The Trust, the Adviser, the Sub-Advisor, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies (the “Adviser’s Policy”) and a record of each proxy voted by the Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  The Adviser has adopted a Proxy Voting Policy that underscores the Adviser’s concern that all proxies voting decisions be made in the best interests of each Fund and to maximize portfolio values over time.  The Adviser’s Proxy Voting Policy is attached as Appendix B.

The Trust is required to file Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free (800) 441-7013 and on the SEC’s website at www.sec.gov.

Financial Statements

The Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2009 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

Appendix A – Description of Securities Ratings

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
 Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Appendix A-1

S & P

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC           An obligation rated CC is currently highly vulnerable to nonpayment.

C	The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The “r” symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Appendix A-2

Fitch
           Investment Grade

AAA
Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality.  ‘AA’ ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  ‘A’ ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality.  ‘BBB’ ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB
Speculative.  ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C
High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD
DD, D
Default.  Securities are not meeting current obligations and are extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved.  For U.S. corporates, for example, ‘DD’ indicates expected recovery of 50% – 90% of such outstandings, and ‘D’ the lowest recovery potential, i.e. below 50%.

Appendix A-3

Preferred Stock

Moody’s

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA
A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A
An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB
An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Appendix A-4

BB
B, CCC
Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D           A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note
Plus (+) or minus (-).  To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Appendix A-5

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime                      Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

Appendix A-6

D
A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch

F1
Obligations assigned this rating have the highest capacity for timely repayment under Fitch’s national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a “+” is added to the assigned rating.

F2
Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as ‘A1’ and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3
Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B
Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C	Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

Appendix A-7

Appendix B – Proxy Voting Procedures

HJMC PROXY VOTING POLICIES AND PROCEDURES

1. Instructions to bank custodians:

All custodian banks are to be notified that all proxy voting materials should be forwarded to HJMC upon receipt, unless client has other instructions.

2. HJMC administrative responsibilities for proxy voting:

Upon receipt of proxy materials from custodian, the administrator will be responsible for all proxies for our clients.  Richard Frank will have overall administrative responsibility for proxy execution and record keeping.

A. Upon receipt of proxy materials, the proxy statement is to be stamp-dated and given to the account administrator;

B. The administrator will enter, by security, the following information into the "Proxy Voting Log Book":

1.	client name
2.	number of shares to be voted
3.	date proxy received

C. The administrator will then examine the first client proxy statement that is received from a particular company to determine if there are any non-routine issues to be voted which might impact on the economic interest of shareholders ("shareholder impact issues"); if no such issues are identified, the proxies are to be voted for management; if a stockholder impact issue is identified, the proxy statement is to be forwarded to the "Proxy Committee" for instructions, along with a "Proxy Instruction Form" noting the voting deadline; it will continue to be the administrator's responsibility to make sure all proxies are voted on time.

D. When the Proxy Committee completes its review of a "shareholder impact" proxy statement, it will complete the "Proxy Instruction Form" which instructs how to vote and briefly identifies reasons for action.  This form will be given to the administrator who will then vote the proxy and will make the following entries in the Proxy Voting Log:

If vote is for management, so note, along with a notation that the vote was approved by the Proxy Committee.

If any portion of the vote was against management, a brief description of the vote will be made.

All additional proxies received from the same company for all clients will be voted as the original without review by the proxy committee unless specific client circumstances require otherwise.

E. After the proxy is voted, any Proxy Instruction Forms will be maintained in a separate file.

Appendix B-1

3. The Proxy Committee:

The Proxy Committee will consist of Richard Frank, Nick Gleysteen and Gerald Reid Jordan, any two of whom may act on a proxy issue.  Gerald R. Jordan, Jr. will be an advisory member and may substitute as necessary.

The Proxy Committee will review shareholder impact issues, and, in all cases, will give due consideration of the appropriate vote in light of the economic interests of the shareholder.  The economic interests of the shareholder are to be evaluated in a judgmental manner considering any relevant facts and circumstances surrounding a proxy vote.

Appendix B-2

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(v)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

2

(xiv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xv)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvi)
Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xvii)(A)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvii)(B)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xx)(A)
Investment Advisory Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xx)(B)
Investment Sub-Advisory Agreement dated April 12, 2010 between Cardinal Capital Management, L.L.C. and Brown Investment Advisory Incorporated on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xx)(C)
Investment Sub-Advisory Agreement dated April 12, 2010 between Munder Capital Management and Brown Investment Advisory Incorporated on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

3

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiii)
First Amendment dated March 8, 2010 to Distribution Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Mutual Funds, Brown Advisory Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xiv)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xv)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xvi)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

5

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ix)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

6

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(J)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(K)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

7

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(H)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(I)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(J)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

8

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(H)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(I)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(J)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(K)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Winslow Green Mutual Funds and the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

9

(ix)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(x)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xi)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xvii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xviii)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xix)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxi)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

10

(xxii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiii)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxiv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxv)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxvi)
Amendment to Appendix A of the Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(xxvii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxviii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxix)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxx)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxxi)
Operating Expense Limitation Agreement dated April 12, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxxii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30 2006.

11

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

12

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

13

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xxvii)(A)
Opinion of Counsel by Sullivan & Worcester LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(B)
Consent of Counsel by Paul, Hastings, Janofsky & Walker LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xxvii)(C)
Tax Opinion of Counsel by Paul, Hastings, Janofsky & Walker LLP for the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Consent of Independent Registered Public Accounting Firm Briggs, Bunting & Dougherty, LLP is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(ii)(A)
Power of Attorney for Dorothy Berry dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(B)
Power of Attorney for Wallace Cook dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(C)
Power of Attorney for Eric Falkeis dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(D)
Power of Attorney for Carl Froebel dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(E)
Power of Attorney for Steve Paggioli dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(F)
Power of Attorney for Robert Slotky dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(ii)(G)
Power of Attorney for Patrick Rudnick dated March 8, 2010 is herein incorporated by reference from Post-Effective Amendment No. 373 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2010.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

14

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

15

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 18f-3 Plan dated March 8, 2010 by the Trust on behalf of the Brown Advisory Funds is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(viii)
Rule 18f-3 Plan dated April 30, 2010 by the Trust on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 376 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

(o)		Reserved.
(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

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(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for Cardinal Capital Management LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xix)
Code of Ethics for Munder Capital Management is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 12, 2010.

(xx)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Keystone Mutual Funds
Advisors Series Trust	Kiewit Investment Fund, LLLP
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	Masters' Select Funds Trust
Alpine Series Trust	Matrix Advisors Value Fund, Inc.
Artio Global Funds	Monetta Fund, Inc.
Brandes Investment Trust	Monetta Trust
Brandywine Blue Funds, Inc.	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Rockland Funds Trust
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds
Jensen Funds

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(b)      To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Bob Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Executive Vice President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104

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Records Relating to:	Are located at:
DSM Capital Partners LLC 320 East Main Street Mount Kisco, NY 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Cardinal Capital Management, L.L.C. One Greenwich Office Park Greenwich, Connecticut 06831
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Munder Capital Management 480 Pierce Street Birmingham, Michigan 48009

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Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 377 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Glendora and State of California, on April 30, 2010.

                   Professionally Managed Portfolios

                   By: /s/Robert M. Slotky
                  Robert M. Slotky
                  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 377 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	April 30, 2010
Steven J. Paggioli

Dorothy A. Berry*	Trustee	April 30, 2010
Dorothy A. Berry

Wallace L. Cook*	Trustee	April 30, 2010
Wallace L. Cook

Carl A. Froebel*	Trustee	April 30, 2010
Carl A. Froebel

/s/Robert M. Slotky	President	April 30, 2010
Robert M. Slotky

Eric W. Falkeis*	Executive Vice President	April 30, 2010
Eric W. Falkeis

Patrick J. Rudnick*	Treasurer and Principal	April 30, 2010
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Robert M. Slotky		April 30, 2010
Robert M. Slotky Attorney-In Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP

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